INCOME TAXES	12 Months Ended
Jun. 30, 2015
INCOME TAXES [Abstract]
INCOME TAXES

19.              INCOME TAXES

The provision for income taxes consists of:

	2015	2014	2013

	(Dollars in Thousands)
Currently payable:
Federal	$551	$332	$284
State	98	70	6
	649	402	290
Deferred	9	71	252

Total	$658	$473	$542

In addition to income taxes applicable to income before taxes in the Consolidated Statement of Income, the following income tax amounts were recorded to stockholders' equity during the years ended June 30:

	2015	2014	2013
	(Dollars in Thousands)

Net unrealized (gain) loss on securities available for sale	$85	$(27)	$(47)
Net non-credit (gain) loss on securities with OTTI	(64)	(139)	(285)

Net gain (loss) recorded to stockholders' equity	$21	$(166)	$(332)

The following temporary differences gave rise to the net deferred tax assets at June 30:

	2015	2014

	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$107	$83
Net unrealized loss on securities available for sale	18	-
Deferred compensation	96	89
Reserve for uncollected interest	5	12
Reserve for off-balance sheet commitments	18	16
OTTI other impairment	220	284
OTTI credit impairment	85	103
Other	147	103
Total gross deferred tax assets	696	690

Deferred tax liabilities:
Net unrealized gain on securities available for sale	-	67
Deferred origination fees, net	127	81
Depreciation reserve	43	28
Other	2	2
Total gross deferred tax liabilities	172	178

Net deferred tax assets	$524	$512

No valuation allowance was established at June 30, 2015 and 2014, in view of the Company's ability to carryback to taxes paid in previous years, future anticipated taxable income, which is evidenced by the Company's earnings potential, and deferred tax liabilities at June 30.

The Company and its subsidiary file a consolidated federal income tax return.  Prior to 1996, the Savings Bank was permitted under the Internal Revenue Code to establish a tax reserve for bad debts, and to make annual additions within specified limitations which may have been deducted in arriving at its taxable income.  Subsequent to 1995, the Savings Bank's bad debt deduction may be computed using an amount based on its actual loss experience (the “experience method”).

U.S. generally accepted accounting principles prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2012.

The following is a reconciliation between the actual provision for income taxes and the amount of income taxes which would have been provided at federal statutory rates for the years ended June 30:

	2015		2014		2013
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income
			(Dollars in Thousands)

Provision at statutory rate	$682	34.0%	$474	34.0%	$551	34.0%
State income tax, net of federal tax benefit	65	3.2	46	3.3	4	0.2
Tax exempt income	-	-	(2)	(0.1)	(2)	(0.1)
Bank Owned Life Insurance	(48)	(2.4)	(46)	(3.3)	-	-
Other, net	(41)	(2.0)	1	-	(11)	(0.7)

Actual tax expense and
effective rate	$658	32.8%	$473	33.9%	$542	33.4%

The Savings Bank is subject to the Pennsylvania Mutual Thrift Institutions Tax, which is calculated at 11.5 percent of earnings.

Prior to the enactment of the Small Business Job Protection Act, the Company accumulated approximately $3.9 million of retained earnings, which represent allocations of income to bad debt deductions for tax purposes only.  Since there is no amount that represents the accumulated bad debt reserves subsequent to 1987, no provision for federal income tax has been made for such amount.  If any portion of this amount is used other than to absorb loan losses (which is not anticipated), the amount will be subject to federal income tax at the current corporate rate.